Note 21 - Transactions Involving Related Parties and Affiliates (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 24, 2015	Aug. 19, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 21 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			3,849,982	383,675	1
Terra Norma and Terra Stabile [Member]
Note 21 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Operating Leases, Rent Expense (in Dollars)			$ 241	$ 293	$ 308
Stock Issued During Period, Shares, Issued for Services		141,667		41	15,401	1
Related Party Transaction, Amounts of Transaction (in Dollars)		$ 121
Issuance of Stock and Warrants for Services or Claims (in Dollars)						$ 416
Aurora Properties Inc. [Member]
Note 21 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				10,287	1
Stock Issued During Period, Value, Issued for Services (in Dollars)					$ 548
Preferred Class A [Member] | Aurora Properties Inc. [Member]
Note 21 - Transactions Involving Related Parties and Affiliates (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	60